Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs:
Salaries and social security costs	£ 3,563	£ 3,389	£ 3,081
Pensions and other retirement benefit schemes (note 11)	504	335	439
Restructuring and other staff costs	378	538	333
Staff costs:	4,445	4,262	3,853
Premises and equipment costs	407	411	292
Depreciation and amortisation	3,371	2,851	2,348
Regulatory and legal provisions (note 26)	880	661	225
Other	2,824	2,783	2,481
Total operating expenses	11,927	10,968	9,199
Social security costs	405	347	322
Gain on disposal of leased assets	59	93	197
Premises
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	94	107	112
Equipment
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	397	385	558
Operating lease
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	1,411	1,070	570
Right-of-use assets (note 23)
Staff costs:
Depreciation, property, plant and equipment including right-of-use assets	£ 192	£ 203	£ 213